Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations
Year	Amount
2023	$8,499
2024	13,579
2025	14,054
2026	18,657
2027	19,674
2028 and thereafter	190,171
Total	$264,634